UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

April 30, 2016

NFY-QTLY-0616
1.800351.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
New York - 94.3%
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	$1,215	$1,422
5% 12/1/22	1,000	1,203
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	725
5% 7/1/25	455	552
5% 7/1/26	450	528
5% 7/1/27	500	582
5% 7/1/28	360	417
5% 7/1/29	300	345
5% 7/1/30	575	657
5% 7/1/40	1,000	1,110
5.25% 7/1/35	1,000	1,154
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	398
5% 7/1/24	400	491
5% 7/1/25	250	309
5% 7/1/26	500	615
5% 7/1/27	2,000	2,433
5% 7/1/29	500	600
Dutchess County Local Dev. Corp. Rev. (Marist College Proj.) Series 2015 A:
5% 7/1/26	550	678
5% 7/1/27	350	427
5% 7/1/28	500	607
5% 7/1/29	725	873
5% 7/1/31	2,610	3,115
5% 7/1/32	2,660	3,161
5% 7/1/33	2,770	3,276
5% 7/1/34	2,935	3,456
5% 7/1/35	3,000	3,517
5% 7/1/36	1,000	1,167
5% 7/1/40	8,500	9,823
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	341
5% 9/15/28	275	338
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	1,660	1,778
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,442
5% 10/15/33 (FSA Insured)	300	359
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,321
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,082
5.25% 7/1/18	1,090	1,183
5.25% 7/1/19	1,100	1,222
5.75% 7/1/39	6,500	7,146
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,347
5.75% 2/15/47	22,185	26,070
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,000
Series 2009 A, 5.25% 4/1/21	1,945	2,155
Series 2012 A, 5% 9/1/42	2,320	2,675
Series 2012 B:
5% 9/1/25	4,000	4,780
5% 9/1/26	10,065	12,015
5% 9/1/27	10,000	11,905
Series 2014 A, 5% 9/1/35	5,000	5,864
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,630
5% 7/1/25	1,000	1,160
5% 7/1/26	1,150	1,332
5% 7/1/27	1,630	1,885
5% 7/1/28	1,015	1,173
Series 2012 A, 5% 7/1/23	1,000	1,204
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	631
5% 7/1/30	1,125	1,382
5% 7/1/32	1,250	1,523
5% 7/1/33	1,000	1,213
5% 7/1/35	1,000	1,202
5% 7/1/40	4,000	4,738
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	245	246
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	431
5% 5/1/24	750	938
5% 5/1/25	750	948
5% 5/1/26	1,200	1,501
5% 5/1/27	700	866
5% 5/1/29	1,750	2,138
5% 5/1/30	1,000	1,216
5% 5/1/31	1,205	1,459
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,555
5% 7/1/29	1,050	1,300
5% 7/1/30	1,000	1,232
5% 7/1/31	1,200	1,472
5% 7/1/32	1,250	1,526
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	23,557
5% 4/1/29	14,040	16,688
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,698
5% 7/1/22	5,500	6,305
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	540
5% 7/1/26	1,500	1,791
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,267
5% 7/1/22	2,000	2,345
5% 7/1/27	2,155	2,453
Series 2014 B:
5% 7/1/23	550	660
5% 7/1/27	1,000	1,186
Series 2014 C, 5% 7/1/26	3,000	3,582
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A:
5% 10/1/26	2,300	2,882
5% 10/1/27	5,000	6,208
5% 10/1/28	3,450	4,256
New York City Gen. Oblig.:
Series 2007 D1, 5.125% 12/1/23 (Pre-Refunded to 12/1/17 @ 100)	3,000	3,209
Series 2008 A1, 5.25% 8/15/27	15,000	16,473
Series 2012 A1, 5% 8/1/24	2,400	2,846
Series 2012 G1, 5% 4/1/25	4,300	5,140
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,089
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	10,025	11,039
Series 2009 C, 5% 6/15/44	2,700	3,139
Series 2009 DD, 6% 6/15/40	1,115	1,232
Series 2009 EE, 5.25% 6/15/40	8,500	9,513
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,559
Series 2009 GG, 5.25% 6/15/40	10,000	11,192
Series 2011 EE:
5.375% 6/15/40	2,310	2,701
5.375% 6/15/43	20,035	23,405
5.5% 6/15/43	4,375	5,157
Series 2012 BB, 5.25% 6/15/44	2,330	2,761
Series 2012 CC, 5% 6/15/45	8,000	9,296
Series 2012 FF, 5% 6/15/24	18,240	22,027
Series 2013 CC, 5% 6/15/47	23,575	27,578
Series 2014 BB, 5% 6/15/46	9,785	11,453
Series 2014 CC, 5% 6/15/47	11,200	13,155
Series 2015 AA, 5% 6/15/44	6,200	7,322
Series 2015 FF:
5% 6/15/29	5,080	6,306
5% 6/15/30	6,060	7,488
5% 6/15/31	11,780	14,490
5% 6/15/32	2,000	2,449
Series GG, 5% 6/15/43	2,700	3,102
5% 6/15/35	10,000	12,078
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,080
Series 2008 S1, 5% 1/15/34	10,000	10,643
Series 2009 S1:
5.5% 7/15/31	5,000	5,505
5.5% 7/15/38	2,900	3,175
5.625% 7/15/38	2,900	3,183
Series 2009 S2, 6% 7/15/38	7,500	8,311
Series 2009 S3:
5.25% 1/15/26	1,000	1,115
5.25% 1/15/39	6,100	6,738
5.375% 1/15/34	13,435	14,942
Series 2009 S4:
5.5% 1/15/34	1,000	1,119
5.5% 1/15/39	6,700	7,485
5.75% 1/15/39	2,900	3,259
Series 2009 S5, 5.25% 1/15/39	10,180	11,245
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,547
Series 2016:
5% 7/15/32	15,000	18,414
5% 7/15/35	5,000	6,051
Series S1, 5% 7/15/28	9,000	10,851
New York City Transitional Fin. Auth. Rev.:
Series 2012 B, 5% 11/1/24	7,500	9,186
Series 2013 B, 5% 11/1/26	2,955	3,611
Series 2013 F:
5% 2/1/31	6,000	7,193
5% 2/1/32	5,000	5,973
Series 2013 F1, 5% 2/1/28	11,120	13,440
Series 2014 D1:
5% 2/1/27	5,000	6,180
5% 2/1/28	5,000	6,139
5% 2/1/29	7,500	9,191
5% 2/1/31	4,300	5,204
5% 2/1/32	1,515	1,832
Series 2015 E1, 5% 2/1/41	8,000	9,403
Series A, 5% 8/1/28	3,500	4,339
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,892
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	6,159
5% 11/15/30	2,000	2,456
5% 11/15/33	9,115	11,054
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,905
Series 2012 A, 5% 5/15/23	2,400	2,896
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 A, 5% 3/15/24	5,000	5,387
Series 2008 B:
5.25% 3/15/38	1,500	1,659
5.75% 3/15/36	10,500	11,892
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	12,281
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	994
5% 2/15/37	7,500	8,731
Series 2013 A, 5% 2/15/30	18,985	22,632
Series 2014 A:
5% 2/15/39	20,345	22,341
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	22
5% 2/15/24	4,180	5,028
5% 2/15/34	15,490	17,077
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
5% 3/15/36 (Pre-Refunded to 9/15/16 @ 100)	135	137
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,990
5% 7/1/29	5,000	5,959
5% 10/1/29	785	953
5% 5/1/30	3,450	4,131
5% 7/1/30	10,120	12,336
5% 7/1/30	5,000	5,936
5% 10/1/30	535	647
5% 5/1/31	11,000	13,114
5% 7/1/31	15,000	17,729
5% 10/1/31	1,595	1,920
5% 10/1/32	1,550	1,857
Series 2015 B:
5% 7/1/28	1,300	1,605
5% 10/1/28	1,000	1,222
5% 7/1/29	1,400	1,720
5% 10/1/29	1,470	1,785
5% 7/1/30	1,400	1,712
5% 7/1/31	1,400	1,704
5% 7/1/32	1,450	1,757
5% 7/1/33	1,750	2,111
5% 10/1/33	1,010	1,200
5% 10/1/34	1,070	1,265
5% 7/1/40	2,545	2,983
Series 2015:
5% 12/1/19 (a)	1,100	1,210
5% 12/1/20 (a)	1,200	1,344
5% 12/1/21 (a)	800	910
5% 12/1/23 (a)	700	811
5% 12/1/24 (a)	600	699
5% 12/1/27 (a)	1,200	1,383
Series 2016 A:
5% 7/1/31 (b)	1,200	1,486
5% 7/1/31 (b)	600	755
5% 7/1/32 (b)	800	1,001
5% 7/1/33 (b)	800	977
5% 7/1/33 (b)	1,800	2,242
5% 7/1/34 (b)	650	790
5% 7/1/35 (b)	500	605
5% 7/1/41 (b)	1,000	1,192
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	425	429
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,869
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,330
5% 7/1/37	6,000	6,856
Series 2009 A:
5% 7/1/22	445	503
5% 7/1/23	1,315	1,489
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,374
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,157
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/21 (AMBAC Insured)	10,000	12,077
5.5% 5/15/28	2,700	3,570
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	1,130	1,138
Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	90	94
Series 2011 A:
5.75% 7/1/31	4,000	4,648
6% 7/1/40	4,000	4,670
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,204
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	2,945	3,217
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,156
5% 7/1/21	1,500	1,721
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,761
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20	20
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,541
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,271
5.5% 3/1/39	2,500	2,791
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,996
Series 1:
4% 7/1/21	1,000	1,143
5% 7/1/21	1,000	1,193
5% 7/1/23	1,350	1,623
Series 2010 A:
5% 7/1/19	1,500	1,675
5% 7/1/21	7,000	8,033
5% 7/1/22	6,000	6,877
5% 7/1/41	12,000	13,661
Series 2011 A:
5% 5/1/18	1,000	1,080
5% 5/1/20	5,590	6,411
5% 5/1/21	3,140	3,688
5% 5/1/22	2,350	2,766
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,376
5% 10/1/20 (FSA Insured)	1,100	1,280
5% 10/1/21 (FSA Insured)	1,000	1,193
5% 10/1/23 (FSA Insured)	1,000	1,204
5% 10/1/24 (FSA Insured)	750	909
Series 2012:
5% 7/1/23	1,000	1,201
5% 7/1/38	1,000	1,137
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,719
5% 10/1/27 (FSA Insured)	1,000	1,216
5% 10/1/28 (FSA Insured)	1,000	1,210
Series A, 5.75% 7/1/18	2,135	2,253
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,463
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	33,785
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	9,475	10,513
5.5% 11/15/39 (Pre-Refunded to 11/15/18 @ 100)	925	1,035
5.625% 11/15/39	4,905	5,457
5.625% 11/15/39 (Pre-Refunded to 11/15/18 @ 100)	1,095	1,228
Series 2009 B, 5% 11/15/34	19,560	22,122
Series 2012 A:
5% 11/15/22	2,500	3,067
5% 11/15/29	17,000	20,500
New York Metropolitan Trans. Auth. Rev.:
Series 2005 G, 5% 11/15/21	3,200	3,730
Series 2007 B:
5% 11/15/26	8,185	8,698
5% 11/15/28	2,235	2,372
Series 2008 A, 5.25% 11/15/36	15,000	15,907
Series 2008 B2:
5% 11/15/22	4,000	4,876
5% 11/15/23	5,910	7,225
Series 2008, 6.5% 11/15/28	2,455	2,796
Series 2011 A, 5% 11/15/22	1,500	1,780
Series 2011 D:
5% 11/15/20	2,000	2,337
5% 11/15/24	6,590	7,791
5% 11/15/25	5,000	5,908
Series 2012 D, 5% 11/15/25	20,000	24,228
Series 2012 F:
5% 11/15/21	1,500	1,794
5% 11/15/22	5,000	6,095
5% 11/15/23	7,000	8,558
Series 2012 H:
5% 11/15/24	3,290	3,995
5% 11/15/33	3,505	4,134
5% 11/15/42	4,750	5,379
Series 2013 A, 5% 11/15/43	3,250	3,787
Series 2013 E, 5% 11/15/43	15,375	18,079
Series 2014 A1:
5% 11/15/23	2,300	2,855
5% 11/15/44	8,000	9,407
Series 2014 B, 5.25% 11/15/44	6,300	7,443
Series 2014 D, 5.25% 11/15/44	5,000	6,093
Series 2015 A1:
5% 11/15/40	5,000	5,872
5% 11/15/45	1,200	1,401
Series 2015 B:
5% 11/15/26	1,495	1,867
5% 11/15/28	1,000	1,230
5% 11/15/29	2,125	2,600
Series 2016 A1, 5% 11/15/46	31,830	37,485
5.5% 11/15/18	1,275	1,362
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	7,215	8,241
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,024
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,983
New York Thruway Auth. Gen. Rev. Series 2007 H:
5% 1/1/21	5,755	6,150
5% 1/1/25	13,000	13,875
5% 1/1/26	4,000	4,268
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27 (Pre-Refunded to 10/1/17 @ 100)	6,750	7,160
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,716
Series 2011 A2:
5% 4/1/21	2,385	2,827
5% 4/1/23	6,000	7,071
New York Urban Dev. Corp. Rev.:
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,589
5% 1/1/24 (FSA Insured)	5,975	6,384
Series 2013 C, 5% 3/15/30	4,540	5,481
Series 2015 A, 5% 3/15/45	18,970	22,420
Series 2016, 5% 3/15/32	3,000	3,693
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/17 (Escrowed to Maturity)	100	106
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,158
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,998
5% 6/15/24 (FSA Insured)	1,450	1,757
5% 6/15/25 (FSA Insured)	1,670	2,012
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,451
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (c)	10,150	12,335
5% 9/1/28 (c)	7,350	8,802
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,398
5% 3/1/21 (FSA Insured)	3,000	3,475
5% 3/1/22 (FSA Insured)	4,000	4,727
5% 3/1/23 (FSA Insured)	2,500	3,008
5% 3/1/24 (FSA Insured)	1,600	1,954
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	906
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,126
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,203
5% 7/1/26	1,280	1,528
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,229
5% 3/1/25	500	620
5% 3/1/26	500	615
5% 3/1/27	350	426
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,135
5.25% 11/15/38	14,500	15,641
Series 2012 B:
0% 11/15/27	2,500	1,879
0% 11/15/28	2,500	1,813
Series 2013 A:
5% 11/15/23	1,785	2,194
5% 11/15/24	4,000	4,913
Series 2013 C:
5% 11/15/26	5,475	6,603
5% 11/15/27	5,660	6,785
5% 11/15/28	5,935	7,093
5% 11/15/29	6,340	7,559
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,571
5.125% 9/1/40	8,055	9,096
Series 2015:
5% 8/1/26	1,385	1,708
5% 8/1/27	1,600	1,952
5% 8/1/28	1,565	1,894
5% 8/1/32	1,000	1,185
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	367
5% 4/1/30	350	423
5% 4/1/31	335	403
5% 4/1/32	1,000	1,198
5% 4/1/34	1,045	1,241
5% 4/1/35	1,180	1,395
5% 4/1/40	1,400	1,633
5% 4/1/45	2,250	2,607
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	616
4% 3/15/19 (FSA Insured)	1,700	1,842
5% 3/15/22 (FSA Insured)	750	865
5% 3/15/23 (FSA Insured)	1,255	1,445
5% 3/15/24 (FSA Insured)	1,545	1,778
Series 2015 B:
4% 8/1/18 (FSA Insured)	1,255	1,344
5% 8/1/21 (FSA Insured)	735	865
5% 8/1/22 (FSA Insured)	510	610
5% 8/1/23 (FSA Insured)	300	366
Series 2015 C:
3% 8/1/16 (FSA Insured)	425	427
4% 8/1/17 (FSA Insured)	400	415
4% 8/1/18 (FSA Insured)	630	675
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,981
5% 9/1/27 (FSA Insured)	3,755	4,591
5% 8/1/28 (FSA Insured)	2,060	2,496
5% 9/1/28 (FSA Insured)	3,945	4,783
5% 8/1/29 (FSA Insured)	1,500	1,805
5% 9/1/29 (FSA Insured)	4,150	4,997
5% 8/1/30 (FSA Insured)	1,500	1,798
5% 9/1/30 (FSA Insured)	4,365	5,184
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,269
6% 6/1/41	5,000	5,616

TOTAL NEW YORK		1,804,082

New York And New Jersey - 2.6%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	28,612
166th Series, 5% 1/15/41	5,400	6,227
185th Series, 5% 9/1/27 (c)	6,200	7,472
85th Series, 5.375% 3/1/28	6,280	7,989

TOTAL NEW YORK AND NEW JERSEY		50,300

Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,061
5% 10/1/17	2,750	2,885

TOTAL VIRGIN ISLANDS		6,946

TOTAL INVESTMENT PORTFOLIO - 97.3%
(Cost $1,725,950)		1,861,328
NET OTHER ASSETS (LIABILITIES) - 2.7%		51,732
NET ASSETS - 100%		$1,913,060

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,357,000 or 0.3% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $1,725,882,000. Net unrealized appreciation aggregated $135,446,000, of which $135,506,000 related to appreciated investment securities and $60,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016